Cover	Nov. 01, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 01, 2021
Entity Registrant Name	Context Therapeutics Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40654
Entity Tax Identification Number	47-2566423
Entity Address, Address Line One	3675 Market Street,
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	(267)
Local Phone Number	225-7416
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CNTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001842952
Amendment Flag	false